3 Segment Information (Details 2) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	£ 312	£ 149	£ 149
Grant revenue	362	1,789	840
Total revenue	674	1,938	989
Other income	15
Research and development costs	(7,843)	(9,359)	(8,329)
Distribution costs, sales and marketing	(323)		(170)
Administrative costs	(3,841)	(4,394)	(4,266)
Depreciation	(979)	(1,016)	(983)
Impairment of intangible assets			(1,500)
Loss from operations	(11,318)	(11,815)	(13,276)
Finance income	492	2	415
Finance expense	(97)	(587)	(166)
Loss before tax	(10,923)	(12,400)	(12,970)
Taxation	1,785	2,032	1,265
Loss for the year	(10,085)	(15,030)	(16,064)
Loss from continuing operations	(9,138)	(10,368)	(11,705)
Loss from discontinued operations	(947)	(4,662)	(4,359)
Discontinued Operations [Member]
Disclosure of operating segments [line items]
Revenue	312	4,031	6,758
Grant revenue	362	1,789	840
Total revenue	674	5,820	7,598
Other income	15
Cost of sales		(1,286)	(926)
Research and development costs	(6,624)	(8,838)	(7,711)
Distribution costs, sales and marketing	(323)	(4,357)	(7,647)
Administrative costs	(3,775)	(4,959)	(4,832)
Loss from discontinued operations, net of tax	(947)	(1,407)
Depreciation	(1,282)	(1,016)	(983)
Amortisation	(3)	(434)	(1,577)
Impairment of intangible assets			(1,500)
Loss from operations	(12,265)	(16,477)	(17,578)
Finance income	492	2	415
Finance expense	(97)	(587)	(166)
Loss before tax	(11,870)	(17,062)	(17,329)
Taxation	1,785	2,032	1,265
Loss for the year	(10,085)	(15,030)	(16,064)
Loss from continuing operations	(9,138)	(10,368)	(11,705)
Loss from discontinued operations	(947)	(4,662)	(4,359)
Pipeline R&D [Member]
Disclosure of operating segments [line items]
Revenue	312	149	149
Grant revenue	362	1,789	840
Total revenue	674	1,938	989
Other income	15
Cost of sales
Research and development costs	(6,624)	(8,555)	(7,355)
Distribution costs, sales and marketing	(323)		(170)
Administrative costs	(3,775)	(4,087)	(4,266)
Loss from discontinued operations, net of tax
Depreciation	(1,282)	(1,011)	(974)
Amortisation	(3)	(100)
Impairment of intangible assets			(1,500)
Loss from operations	(11,318)	(11,815)	(13,276)
Finance income	492	2	415
Finance expense	(97)	(587)	(109)
Loss before tax	(10,923)	(12,400)	(12,970)
Taxation	1,785	2,032	1,265
Loss for the year	(9,138)	(10,368)	(11,705)
Commercial [Member] | Discontinued Operations [Member]
Disclosure of operating segments [line items]
Revenue		3,882	6,609
Grant revenue
Total revenue		3,882	6,609
Other income
Cost of sales		(1,286)	(926)
Research and development costs		(283)	(356)
Distribution costs, sales and marketing		(4,357)	(7,477)
Administrative costs		(872)	(566)
Loss from discontinued operations, net of tax	(947)	(1,407)
Depreciation		(5)	(9)
Amortisation		(334)	(1,577)
Impairment of intangible assets
Loss from operations	(947)	(4,662)	(4,302)
Finance income
Finance expense			(57)
Loss before tax	(947)	(4,662)	(4,359)
Taxation
Loss for the year	£ (947)	£ (4,662)	£ (4,359)